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[Letterhead of DaimlerChrysler AG]

Via electronic Transmission

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

March 6, 2006

  Re:
  Annual Report on Form 20-F of DaimlerChrysler AG for the Fiscal Year Ended
  December 31, 2005

Ladies and Gentlemen:

        Pursuant to Section 13 of the Securities Exchange Act of 1934, as amended, and Rule 13a-1 of the General Rules and Regulations promulgated thereunder, and in accordance with Regulation S-T, we hereby provide for filing, via direct electronic transmission, DaimlerChrysler's Annual Report on Form 20-F for the year ended December 31, 2005.

        By copy of this letter, we are submitting four conformed copies of the Form 20-F, including the exhibits thereto, to each of the Pacific Stock Exchange and the Philadelphia Stock Exchange.

        Please do not hesitate to contact the undersigned at ++49-711 17 92309 with any questions you may have.

Yours sincerely

DaimlerChrysler AG

/s/ ppa. Robert Koethner Robert Köthner	/s/ i. V. Silvia Nierbauer Silvia Nierbauer
cc (w/encl.):	Pacific Stock Exchange Philadelphia Stock Exchange

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[Letterhead of DaimlerChrysler AG]